Other Intangibles, Net (Tables)	12 Months Ended
Dec. 31, 2015
Finite Lived Intangible Assets and Goodwill [Line Items]
Schedule Of Other Intangibles

Other intangibles consisted of the following as of December 31, 2015 and 2014:

	As of December 31,
	2015	2014
Goodwill	$58,094	$58,094
Customer relationships	325,471	346,647
Contractual vendor intangible assets	38,775	47,580
Tradename and other intangible assets	38,666	71,388
	$461,006	$523,709

Customer Relationships And Other Intangible Assets [Member]
Finite Lived Intangible Assets and Goodwill [Line Items]
Schedule Of Customer Relationships And Tradename And Other Intangible Assets And Related Accumulated Amortization

The following tables present details of customer relationships and tradename and other intangible assets and related accumulated amortization as of December 31, 2015 and 2014:

	As of December 31, 2015
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(34,529)	$325,471
Tradename and other intangible assets	56,465	(17,799)	38,666
	$416,465	$(52,328)	$364,137

	As of December 31, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(13,353)	$346,647
Tradename and other intangible assets	79,365	(7,977)	71,388
	$439,365	$(21,330)	$418,035

Schedule Of Future Amortization Of The Intangible Assets

As of December 31, 2015, the estimated future amortization expense for customer relationships and tradename and other intangible assets was as follows:

Estimated amortization expense
2016	$32,092
2017	32,092
2018	25,786
2019	22,092
2020	22,092
Thereafter	229,983
$364,137